SHORT-TERM DEBT (Details) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended			9 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 28, 2014 Land [Member]	Sep. 30, 2014 Land [Member]	Jul. 28, 2014 Land [Member]	Mar. 22, 2013 Land [Member]	Sep. 30, 2014 Notes Payable, Other Payables [Member]	Sep. 30, 2014 Notes Payable [Member]	Sep. 30, 2014 D&O Insurance Financing [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Face Amount						$ 249,000	$ 249,000		$ 22,160	$ 50,605	$ 137,160
Debt Instrument, Maturity Date					Jan. 30, 2015	Jan. 30, 2015			May 05, 2015		Nov. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage	0.00%					12.00%		12.00%	5.99%		4.25%
Debt Instrument, Date of First Required Payment					Aug. 01, 2014	Jul. 28, 2014			Sep. 05, 2014		Mar. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum					18.00%	18.00%
Repayments of Notes Payable	75,000	0	0	0
Debt Instrument, Frequency of Periodic Payment											monthly
Debt Instrument, Periodic Payment											15,511
Debt Instrument, Term											9 months
Debt Instrument, Periodic Payment, Interest						$ 2,490			$ 2,524